Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

5.         Inventories

Inventories consisted of the following:

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Raw materials	567,751,699	414,172,830	63,385,392
Work-in-process	2,717,584	2,681,530	410,384
Finished goods	32,159,556	17,331,071	2,652,363

Total inventories	602,628,839	434,185,431	66,448,139

The Company did not set up any inventory reserve as of December 31, 2016 and 2017. As of December 31, 2016 and 2017, no raw materials were pledged as collateral for borrowings from financial institutions.